SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and uncertainties (Details)	6 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Oct. 31, 2022 USD ($)
Effects of Reinsurance [Line Items]
General insurance expense | ¥		¥ 500,000
Cash and due from banks | $	$ 35,923,605			$ 2,508
PRC
Effects of Reinsurance [Line Items]
General insurance expense	72,000	¥ 500,000
Cash and due from banks	28,856,000		¥ 199,459,879
Limited insurance	$ 28,675,000		¥ 198,208,941